                                       OPPENHEIMER CAPITAL PRESERVATION FUND
                                     Supplement dated February 28, 2002 to the
                                        Prospectus dated February 28, 2002

The Prospectus is changed as follows:

1.       The following sentence in the paragraph following the caption "Fees and Expenses of the Fund" on page 9 is deleted:  "The numbers below are based on the Fund's expenses during its fiscal year ended October
         31, 2001, as restated to reflect the change in "Distribution and/or Service (12b-1) Fees" for Class N
         shares from 0.25% to 0.50% per annum, effective November 1, 2001."

February 28, 2002                                                                                   755PS010

Oppenheimer
Capital Preservation Fund

Prospectus dated February 28, 2002

Oppenheimer Capital Preservation Fund is a mutual fund.  It seeks high current income while seeking to maintain stable prices for its shares.  The Fund invests mainly in the shares of other Oppenheimer mutual funds and buys special investment contracts from financial institutions such as banks that are intended to stabilize the Fund's share prices.  The Fund's shares are offered only to retirement plans and 403(b)(7) custodial plans.

The Fund is not a money market fund, and there is no guarantee that it will be able to maintain stable share prices.

This Prospectus contains important information about the Fund's objective, its investment policies, strategies and risks.  It also contains important information about how to buy or sell shares of the Fund and other account features.  Please read this Prospectus carefully before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this Prospectus is accurate or complete.  It is a criminal offense to represent otherwise.

Contents

                  A B O U T   T H E   F U N D

                  The Fund's Investment Objective and Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  A B O U T  YOUR  A C C O U N T

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink

                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares

                  By Mail
                  By Telephone
                  Redemption Fees

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

About the Fund

The Fund's Investment Objective and Strategies

-------------------------------------------------------------------------------------------------------------------
WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks high current  income while  seeking to maintain a stable value per share.
-------------------------------------------------------------------------------------------------------------------

WHAT DOES THE FUND MAINLY INVEST IN?  The Fund is a special type of mutual fund known as a "fund of funds"
because it invests in other mutual funds. The Fund normally invests at least 85% of its total assets in shares of other Oppenheimer funds, listed in the chart below, that seek current income. The Fund buys shares of the underlying Oppenheimer funds within the parameters listed below in normal market conditions. "Normal market conditions" are when securities markets and economic conditions are not unstable or adverse, in the judgment of the Fund's investment Manager, OppenheimerFunds, Inc.

----------------------------------------------- ----------------------------------------------------------------------

Oppenheimer Fund                                Normal Allocation of the Fund's Net Assets

----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------

Oppenheimer Limited-Term Government Fund
                                                At least 65% but not more than 95%

----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Oppenheimer Bond Fund                           Not more than 20%
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Oppenheimer Strategic Income Fund               Not more than 20%
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------
Oppenheimer U.S. Government Trust               Not more than 15%
----------------------------------------------- ----------------------------------------------------------------------
----------------------------------------------- ----------------------------------------------------------------------

Oppenheimer Money Market Fund, Inc.             At least 5%

----------------------------------------------- ----------------------------------------------------------------------

         To try to maintain the prices of its shares at $10.00, the Fund also invests up to 15% of its net assets in specialized investment contracts, referred to as "wrapper agreements," that are issued by banks, insurance companies or other financial institutions.  A wrapper agreement is a contract that obligates the wrapper provider to maintain the book value (the adjusted cost basis) of some or all of the assets in the Fund's portfolio.  For example, if the Fund were to sell a security for less than its book value, the wrapper provider might be obligated to pay the Fund the difference, and vice versa, if the Fund sold the security at a price greater than its book value.

         Under the terms of the Fund's current wrapper agreement, the Manager can vary the Fund's investment allocation in the other Oppenheimer funds within the parameters stated in the chart above. However, the Fund is required to invest at least the minimum amount of its assets stated in the chart in Oppenheimer Limited-Term
Government Fund and Oppenheimer Money Market Fund. Those allocations can change under the wrapper agreement and might also change if the Fund buys other wrapper agreements.

         The Fund normally attempts to maintain an average effective portfolio duration of not more than three years (measured on a dollar-weighted basis). This is done to try to reduce the volatility of the values of its portfolio investments. In implementing this strategy, the Fund looks to the average effective portfolio duration of each of the underlying funds in which it invests.

         In return for the stable net asset value protection provided by a wrapper agreement, in most cases the shareholder foregoes any gains realized by the Fund from its portfolio investments.  Those gains are paid in most cases to the provider of the wrapper agreement as part of the consideration for the risks it assumes.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  The Fund's portfolio manager allocates the
Fund's assets mainly among shares of other Oppenheimer funds that seek current income, normally according to the allocation parameters described above, and within the investment restrictions contained in its wrapper agreement.  Those restrictions typically impose credit quality, duration and percentage allocation standards that correspond to or may be stricter than the Fund's own investment policies.

         For example, the Fund's current wrapper agreement limits the Fund's investments in other Oppenheimer funds to the percentages in the chart above, along with U.S. Treasury obligations, money market instruments and derivative investments on U.S. Treasury securities, such as futures and options. Additionally, the Fund must maintain an average credit quality of at least "AA-" (as rated by Standard & Poor's Rating Services ("S&P")) and
"Aa3" (as rated by Moody's Investors Service, Inc. ("Moody's")).

         The relatively greater emphasis on investments in Oppenheimer Limited-Term Government Fund is intended to help limit volatility in the Fund's share prices, because Oppenheimer Limited-Term Government Fund also seeks to maintain an effective average portfolio duration of not more than three years. If the Fund's other mutual fund investments become more volatile, the portfolio manager can increase the relative allocation of the Fund's assets in Oppenheimer Money Market Fund to up to 100%, because that fund seeks to maintain a stable share price of
$1.00. The portfolio manager may also use U.S. government securities and money market investments that offer current income while helping reduce overall portfolio volatility.

         In selecting a wrapper agreement provider to seek to maintain share price stability, the Fund looks at the universe of financial institutions that offer such agreements and attempts to select the providers that have acceptable credit ratings and offer contract terms that are as favorable as the Fund can negotiate.

WHO IS THE FUND DESIGNED FOR?  Shares of the Fund are offered only to certain types of retirement plans. These include participant-directed qualified retirement plans and 403(b)(7) custodial plans that have special agreements with the Fund's Distributor. The Fund is designed for Plan participants who may wish to allocate a portion of their retirement plan portfolio to a fund seeking current income while seeking to maintain a stable share price.  The Fund is not a money market fund. Because it does not seek capital appreciation in the value of its shares nor does it seek to distribute capital gains, it is not appropriate for investors whose main goal is growth in the value of their investment. While it may be appropriate for a portion of a retirement plan investment, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors, described below.  Overall, there is the risk that security selection and asset allocation by the Manager might not be successful in seeking the Fund's investment objective, or could cause the Fund to underperform other funds having a similar objective.

RISKS UNDER THE FUND'S WRAPPER AGREEMENTS. While a wrapper agreement is intended to offset changes in the book value of the Fund's investments and help the Fund maintain stable share prices at $10.00 per share, there can be no guarantee that the Fund's wrapper agreements will enable the Fund to meet those goals.  Because there is no active trading market for wrapper agreements, they are illiquid investments, which means that the Fund cannot quickly sell or assign its position at an acceptable price.  There is the risk that the provider of a wrapper agreement might default on its obligations to the Fund. If the Fund defaults in its obligations under a wrapper agreement, for example, by violating any investment limitations imposed under the agreement, the issuer might terminate the agreement.

         The universe of financial institutions offering wrapper agreements is limited, and there is the risk that the Fund might not be able to purchase wrapper agreements or might not be able to buy them at a competitive cost. It is also possible that the Fund might not be able to buy wrapper agreements to cover all of its portfolio investments. If a wrapper agreement were terminated, the Fund might not be able to secure a replacement agreement as to the assets covered by the terminated agreement. The Fund pays fees to the wrapper provider, increasing the
Fund's expenses and reducing the Fund's overall returns.

         If any of those events were to occur, there is a risk that the price of the Fund's shares could fall below $10.00 per share.  That could occur if market or economic conditions or political events affect the value of The Fund's investments, if prevailing interest rates rise causing the values of the Fund's investments in debt securities to fall, if the Fund's attempts to limit its effective average portfolio duration are unsuccessful, or if the issuer of a debt security the Fund buys defaults on its obligation to pay interest or repay principal.

RISKS OF INVESTING IN THE UNDERLYING FUNDS.  Each of the underlying Oppenheimer funds in which the Fund invests has its own investment risks, and those risks can affect the value of each fund's shares and therefore the value of the Fund's investment.  Because each of the underlying funds invests principally in debt securities, those funds are subject to interest rate risks and credit risks.

Interest Rate Risks.  The values of debt securities, including U.S. government securities, are subject to change when prevailing interest rates change. When interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally fall and they may sell at a discount from their face amount. The magnitude of those fluctuations will often be greater for debt securities having longer maturities than for shorter-term debt securities. Some of the underlying funds in which the Fund invests, such as Oppenheimer Bond Fund and Oppenheimer Strategic Income Fund, typically invest in debt securities that have longer maturities, and changes in values of the shares of those funds when interest rates change could make the value of the Fund's share prices fall unless the Fund's wrapper agreements are sufficient to enable the Fund to maintain stable share prices.  Additionally, when interest rates fall, the underlying funds' investments in new securities will have lower yields, possibly reducing the Fund's income from those investments.

Credit Risks.  Debt securities are subject to credit risk.  Credit risk is the risk that the issuer of a debt security might not make interest and principal payments on the security as they become due. If the issuer of a debt security held by an underlying fund fails to pay interest, that Fund's income paid to its shareholders, including the Fund, might be reduced.  If the issuer fails to repay principal, the value of that security and the underlying fund's shares might fall. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities.
         Some of the underlying funds, such as Oppenheimer Bond Fund and Oppenheimer Strategic Income Fund,
         invest in securities that are below investment grade in credit quality, which have greater risks than
         U.S. government securities or other investment grade debt securities.

Risks of Foreign Securities. Oppenheimer Strategic Income Fund typically invests substantial portions of its assets in foreign securities.  While foreign securities may offer special investment opportunities, they also have special risks that can reduce the share prices and income of that underlying fund.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Currency rate changes can also affect the distributions the underlying funds make from the income they receive from foreign securities if foreign currency values change against the U.S. dollar.  Foreign investing can result in higher transaction and operating costs for the underlying funds, reducing the income they pay to shareholders such as the Fund.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and the prices of its shares.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  While under most circumstances, the net asset value of your shares should be the same upon redemption as when they were purchased, there is the risk that when you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its objective.

         While the Fund's goal of maintaining stable share prices may reduce the volatility of investing in the
Fund while seeking current income, because the Fund will not seek capital gains or growth in the value of its shares, the costs of its wrapper agreements will reduce its returns and there is the risk that its total return may be less than an investment in funds that focus on stocks or higher-yielding bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.

The Fund's Past Performance

         The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) and by showing how the average annual total returns of the
Fund's shares compare to those of a broad-based market index.  The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

                              Annual Total Returns (Class A) (as of 12/31 each year)

                  [See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges and taxes are not included in the  calculations  of return in this bar chart,  and if those  charges were included, the returns would be less than those shown.
During the period shown in the bar chart,  the highest  return (not  annualized)  for a calendar  quarter was 1.56%
(1st Q'00) and (1st Q 01) and the lowest return (not annualized) for a calendar quarter was 1.34% (3rd Q'01).

---------------------------------- --------------------------------------------------------------

Average Annual Total Returns            1 Year             5 Years
for the  periods  ended  December     (or life of        (or life of
31, 2001                            class, if less)    class, if less)

---------------------------------- --------------------------------------------------------------
--------------------------------------------- ------------------------- -------------------------

Class A Shares (inception 9/27/99)
                                                       2.23%                     4.42%

--------------------------------------------- ------------------------- -------------------------

Lehman Brothers 1-3 year Government Bond               8.53%                     7.65%1
Index

--------------------------------------------- ------------------------- -------------------------

Class B Shares (inception 9/27/99)                     1.26%                     4.52%

--------------------------------------------- ------------------------- -------------------------

Class C Shares (inception 9/27/99)                     4.26%                     5.36%

--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------

Class N Shares (inception 3/1/01)                      3.88%2                     N/A

--------------------------------------------- ------------------------- -------------------------
--------------------------------------------- ------------------------- -------------------------

Class Y Shares (inception 9/27/99)                     6.19%                     6.32%

--------------------------------------------- ------------------------- -------------------------

1.From 9/30/99
2.The total return for Class N shares is cumulative and is not annualized.

The Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 3.50%; for Class B, the contingent deferred sales charges of 4% (1-year) and 2% (life of class); and for Class C and Class N, the 1% contingent deferred sales charge for the 1-year period for Class C shares and life-of-class period for Class N shares.
The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Lehman Brothers 1-3 year Government Bond Index, an unmanaged index of U.S. government securities with maturities of 1 to 3 years. The index performance includes the reinvestment of income but does not reflect transaction costs.  The Fund's investments vary from the securities in the index.

Fees and Expenses of the Fund

         The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  In addition, the Fund will indirectly bear its pro-rata share of the expenses of the underlying mutual funds in which it invests.  All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund through a retirement plan. The numbers below are based on the Fund's expenses during its fiscal year ended
October 31, 2001, as restated to reflect the change in "Distribution and/or Service (12b-1) Fees" for Class N
shares from 0.25% to 0.50% per annum, effective November 1, 2001.

Shareholder Fees (charges paid directly from your investment):

-------------------------------------- ------------- ---------------- -------------- -------------- ---------------
                                         Class A     Class B Shares      Class C        Class N     Class Y Shares
                                          Shares                         Shares         Shares
-------------------------------------- ------------- ---------------- -------------- -------------- ---------------
-------------------------------------- ------------- ---------------- -------------- -------------- ---------------
Maximum Sales Charge (Load) on
purchases (as % of offering price)        3.50%           None            None           None            None
-------------------------------------- ------------- ---------------- -------------- -------------- ---------------
-------------------------------------- ------------- ---------------- -------------- -------------- ---------------

Maximum Deferred Sales Charge (Load)
(as % of the lower of the original
offering price or redemption              None1            4%2             1%3            1%5            None
proceeds)

-------------------------------------- ------------- ---------------- -------------- -------------- ---------------
-------------------------------------- ------------- ---------------- -------------- -------------- ---------------
Redemption Fee                            2.0%4           2.0%4           2.0%4          2.0%4          2.0%4
-------------------------------------- ------------- ---------------- -------------- -------------- ---------------

1. A contingent deferred sales charge may apply to redemptions of investments of $500,000 or more of Class A shares.  See "How to Buy Shares" for details.
2.  Applies to redemptions in first year after purchase.  The contingent deferred sales charge declines to 1% in the fifth year and is eliminated after that.
3.  Applies to shares redeemed within 12 months of purchase.

4. Certain redemptions of shares that are made on less than 12 months' prior written notice to the Fund are subject to a redemption fee of 2% of the proceeds of the redemption. Please refer to "Redemption Fees" in "How to
Sell Shares," below for details.
5. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Combined Annual Fund Operating Expenses1:
(% of average daily net assets)

------------------------------------ ------------ ------------ ------------ ------------ -----------
                                       Class A      Class B      Class C      Class N     Class Y
                                       Shares       Shares       Shares       Shares       Shares
------------------------------------ ------------ ------------ ------------ ------------ -----------
------------------------------------ ---------------------------------------------------------------

Management Fees                           0.75%       0.75%        0.75%       0.75%        0.75%

------------------------------------ ---------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------

Distribution and/or Service               0.24%       1.00%        1.00%       0.25%     None
(12b-1) Fees

------------------------------------ ---------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------

Other Expenses3                           0.59%       0.59%        0.61%       0.64%       42.27%

------------------------------------ ---------------------------------------------------------------
------------------------------------ ---------------------------------------------------------------

Total Annual Operating Expenses           1.58%       2.34%        2.36%       1.64%       43.02%

------------------------------------ ---------------------------------------------------------------

Direct Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

------------------------------------ ------------ ------------ ----------- ------------ ------------

                                       Class A      Class B     Class C      Class N      Class Y
                                       Shares       Shares       Shares      Shares4      Shares

------------------------------------ ------------ ------------ ----------- ------------ ------------
------------------------------------ ------------ ------------ ----------- ------------ ------------

Managem-+ent Fees2                         0.31%        0.31%       0.31%        0.31%        0.31%

------------------------------------ ------------ ------------ ----------- ------------ ------------
------------------------------------ ------------ ------------ ----------- ------------ ------------

Distribution and/or Service                0.24%        1.00%       1.00%        0.25%         None
(12b-1) Fees

------------------------------------ ------------ ------------ ----------- ------------ ------------
------------------------------------ ------------ ------------ ----------- ------------ ------------

Other Expenses3                            0.59%        0.59%       0.61%        0.64%       42.27%

------------------------------------ ------------ ------------ ----------- ------------ ------------
------------------------------------ ------------ ------------ ----------- ------------ ------------

Total Annual Operating Expenses            1.14%        1.90%       1.92%        1.20%       42.58%

------------------------------------ ------------ ------------ ----------- ------------ ------------

Includes the fees and expenses  indirectly  incurred by the Fund through its investments in shares of the  underlying  Oppenheimer  funds.  The  expenses of the  underlying  funds are based on their respective  most recent  fiscal  year-end.  The  allocation  of the Fund's net assets  among the underlying  Oppenheimer  funds was as follows as of October 31,  2001:  70% in Class Y shares of
     Limited Term  Government  Fund,  5% in Class Y shares of Bond Fund, 6% in shares of Money Market
     Fund,  Inc.  and 19% in Class Y shares of  Strategic  Income  Fund.  While the Manager  does not anticipate  changing that allocation  often,  if the allocation is changed,  the Combined Annual
     Fund Operating Expenses of the Fund in future years could be more than those shown above.

------------------------------------ ---------------------------------------------------------------
The  management  fees

     payable  by  the                  1 Year       3 Years     5 Years     10 Years1
     Fund         are
     reduced  by  the
     management  fees
     paid    by   the
     underlying
     Oppenheimer
     funds on  assets
     representing
     investments   by
     the    Fund   in
     shares  of those
     underlying
     funds.  That  is
     done   so   that
     shareholders  of
     the  Fund do not
     pay  direct  and
     indirect
     management  fees
     in   excess   of
     0.75%.       The
     "Management
     Fees"   in   the
     second     table
     above   are  the
     fees        paid
     directly  by the
     Fund as  reduced
     by           the
     management  fees
     paid    to   the
     Manager  by  the
     underlying
     funds.  Expenses
     may    vary   in
     future years.
"Other      Expenses"
     include
     transfer   agent
     fees,  custodial
     expenses,    and
     accounting   and
     legal   expenses
     the  Fund  pays.
     The       Fund's
     transfer   agent
     has  voluntarily
     agreed  to limit
     transfer     and
     shareholder
     servicing  agent
     fees  to   0.25%
     per   annum   of
     Class Y  shares,
     effective
     January       1,
     2001,   and  for
     all        other
     classes,   0.35%
     per       annum,
     effective
     October       1,
     2001.       That
     undertaking  may
     be   amended  or
     withdrawn     at
     any  time.   The
     "Other
     Expenses"    for
     Class  Y  shares
     in   the   table
     are   based  on,
     among      other
     things,      the
     fees   the  Fund
     would  have paid
     if the  transfer
     agent   had  not
     waived         a
     portion  of  its
     fee    under   a
     voluntary
     undertaking   to
     the        Fund.
     After        the
     waiver,      the
     actual    "Other
     Expenses"    and
     "Total    Annual
     Operating
     Expenses"     as
     percentages   of
     average    daily
     net assets  were
     0.96%        and
     1.27%,
     respectively
     for    Class   Y
     shares.

EXAMPLES.  The following examples
are intended to help you compare
the cost of investing in the Fund
with the cost of investing in
other mutual funds.  The examples,
which are based on the combined
annual fund operating expenses,
assume that you invest $10,000 in
a class of shares of the Fund for
the time periods indicated and
reinvest your dividends and
distributions.

         The first example assumes
that you redeem all of your shares
at the end of those periods and
that the redemption fee does not
apply.  The second example assumes
that you redeem all of your shares
at the end of those periods and
the redemption fee applies.  The
third example assumes that you
keep your shares.  All three
examples also assume that your
investment has a 5% return each
year and that the class's
operating expenses remain the
same.  Your actual costs may be
higher or lower because expenses
will vary over time.  Based on
these expense assumptions your
expenses would be as follows:

If shares are redeemed
(no redemption fee):

------------------------------------ ---------------------------------------------------------------
------------------------------------ ------------- ------------ ------------ --------------

Class A Shares                           $505         $831        $1,180        $2,163

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class B Shares                           $637         $930        $1,350        $2,313

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class C Shares                           $339         $736        $1,260        $2,696

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class N Shares                           $267         $517         $892         $1,944

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class Y Shares                          $3,484       $6,982       $8,326        $9,087

------------------------------------ ------------- ------------ ------------ --------------

------------------------------------ ------------- ------------ ------------ --------------

If shares are redeemed
(with redemption fee                    1 Year       3 Years      5 Years      10 Years1

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class A Shares                           $705        $1,031       $1,380        $2,363

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class B Shares                           $837        $1,130       $1,550        $2,513

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class C Shares                           $539         $936        $1,460        $2,896

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class N Shares                           $467         $717        $1,092        $2,144

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class Y Shares                          $3,684       $7,182       $8,526        $9,287

------------------------------------ ------------- ------------ ------------ --------------

------------------------------------ ------------- ------------ ------------ --------------

If shares are not redeemed:             1 Year       3 Years      5 Years      10 Years1

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class A Shares                           $505         $831        $1,180        $2,163

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class B Shares                           $237         $730        $1,250        $2,313

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class C Shares                           $239         $736        $1,260        $2,696

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class N Shares                           $167         $517         $892         $21,944

------------------------------------ ------------- ------------ ------------ --------------
------------------------------------ ------------- ------------ ------------ --------------

Class Y Shares                          $3,484       $6,982       $8,326        $9,087

------------------------------------ ------------- ------------ ------------ --------------

In the first example, expenses include the Class A initial sales charge for Class A and the applicable Class B,
Class C or Class N contingent deferred sales charges but do not include the redemption fee.  In the second example, expenses include the Class A initial sales charge for Class A and the applicable Class B, Class C or
Class N contingent deferred sales charge and the 2% redemption fee.  In the third example, Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include contingent deferred sales charges and do not include the redemption fee.  There are no sales charges on Class Y shares.
1.       Class B expenses for years 6 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different types of investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Fund's investment Manager, OppenheimerFunds, Inc., tries to reduce risks by allocating the Fund's investments in underlying mutual funds to seek to keep effective average portfolio duration to not more than three years, to help reduce overall share price volatility, and by purchasing wrapper agreements.  However, changes in the overall market prices of debt securities and the income they pay can occur at any time, and the
Fund's share prices and income could fluctuate.

Investments in Other Mutual Funds.  Under normal circumstances, the Fund invests mainly in shares of Oppenheimer
         Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer
         Strategic Income Fund, and Oppenheimer Money Market Fund, Inc. (those funds are referred to as the
         "underlying funds").  These underlying funds were chosen based on the Manager's determination that they could provide a high current return while being acceptable investments under wrapper agreements.
         Following are brief descriptions of the investment objectives and policies of the underlying funds.
         Those objectives and policies may change from time to time without the need for approval by the Fund's shareholders.  Additional information about the underlying funds is contained in the Statement of
         Additional Information and in the respective prospectus for each underlying fund.  To obtain a prospectus of any of the underlying funds, simply call the toll-free number listed on the back cover of this Prospectus.

o        Oppenheimer Limited-Term Government Fund.  This fund seeks high current return and safety of principal.
         The fund invests only in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and repurchase agreements on U.S. government securities.  It also seeks to maintain an average effective portfolio duration of not more than three years, to help reduce overall share price volatility.  This fund can also write covered calls and use certain types of securities called "derivative investments" and hedging instruments to try to manage duration, enhance income and manage investment risks.

o        Oppenheimer Bond Fund. This fund seeks a high level of current income by investing mainly in debt instruments.  Under normal market conditions, this fund invests at least 65% of its total assets in investment grade debt securities issued by foreign or domestic issuers. These include investment-grade debt securities rated BBB or above by S&P or Baa or above by Moody's or another nationally recognized statistical rating organization, or unrated securities that are of comparable quality in the opinion of the Manager. The Fund also buys securities issued or guaranteed as to principal and interest by the U.S.
         government, its agencies or instrumentalities or obligations secured by such securities.

         The fund can invest up to 35% of its total assets in high yield instruments that are below investment grade (commonly referred to as "junk bonds") issued by foreign or domestic issuers. Although non-investment grade securities generally offer the potential for higher income than investment grade securities, they may be subject to greater market fluctuations and a greater risk of default because of the issuer's low creditworthiness.

o        Oppenheimer U.S. Government Trust.  This fund seeks high current income consistent with preservation of capital.  This fund invests mainly in debt instruments issued or guaranteed by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities, and repurchase agreements on
         U.S. government securities. This fund may also invest in "stripped" mortgage-related securities.
         Stripped mortgage-related securities usually have two classes that receive different proportions of the interest and principal payments.  In certain cases, one class will receive all of the interest payments, while the other class will receive all of the principal value on maturity.  These investments are subject to greater volatility in price when prevailing interest rates change.

o        Oppenheimer Strategic Income Fund.  This fund seeks high current income by investing mainly in debt securities in three market sectors: (1) debt securities of foreign governments and companies, (2) U.S.
         government securities, and (3) lower-rated, high yield debt securities of U.S. and foreign companies.
         Under normal market conditions, the fund will invest some of its assets in each of those three sectors, but the fund is not required to invest any fixed amount of its assets in any sector. The fund can invest up to 100% of its assets in any one sector if the Manager believes that in doing so the Strategic Income
         Fund can achieve its objective without undue risk.

o        Oppenheimer Money Market Fund.  This fund seeks the maximum current income that is consistent with stability of principal.  It invests in short-term high-quality money market instruments.  They include short-term U.S. government securities, repurchase agreements, certificates of deposit and commercial paper. The fund attempts to maintain a stable share price of $1.00 per share, but there is no guarantee it will do so. The Fund can invest up to 100% of its net assets in shares of this fund for temporary defensive purposes.

Wrapper Agreements. The Fund intends to purchase wrapper agreements from insurance companies, banks or other financial institutions that are rated, at the time of the Fund's purchase of the wrapper, in one of the top three long-term rating categories of Moody's or S&P.

         Each wrapper agreement the Fund enters into will obligate the issuer of the wrapper to maintain the
         "book value" of a portion of the Fund's investments if certain events occur.  The Fund may elect not to cover some of its assets with wrapper agreements, such as debt securities that have a remaining maturity of 60 days or less and any cash or other short-term investments.

         Under the terms of a typical wrapper agreement, if the assets covered by the agreement plus accrued income are insufficient to provide proceeds for redemption of Fund shares by a retirement plan investing in the Fund, the wrapper provider becomes obligated to pay to the Fund its share of the amount required to redeem the shares at their book value (which will normally be $10.00 per share).

         Under a wrapper agreement, the issuer may be called upon to make payments to the Fund to enable the Fund to pay redemption proceeds for its shares based on the purchase price (the "book value") of the Fund's assets covered by the agreement, rather than the market value of those covered assets.  The book value of the covered assets is the price the Fund paid for them plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement. That rate is referred to as the "crediting rate." There may be an adjustment to the crediting rate if the Fund owns any defaulted securities that are covered assets under the wrapper agreement. The crediting rate normally is reset monthly.  However, if there is a material change in interest rates or purchases or redemptions of Fund shares, the crediting rate may be reset more frequently than monthly.

         The crediting rate can change as the difference between market value and book value of the covered assets changes.  As a result, the crediting rate will generally reflect movements in prevailing interest rates. However, at times it may be more or less than the prevailing interest rate or the actual income earned on the covered assets. The degree of any increase or decrease in the crediting rate will also depend on the duration of the Fund's portfolio. Since any differences between the market value and book value of a covered asset are amortized over a period equal to the duration of the Fund, any differences between book value and market value will be amortized faster as duration decreases and more slowly as the Fund's portfolio duration increases.

         The crediting rate may also be affected by increases and decreases of the amount of covered assets under the wrapper agreement as a result of the purchase and redemption of Fund shares resulting from contributions to the retirement plans that invest in the Fund and distributions from those plans.  In no event will the crediting rate under a wrapper agreement the Fund enters into fall below zero.

         The terms of the wrapper agreements may vary as to exactly when payments must actually be made between the Fund and the wrapper provider.  In most cases, payments will be due under a wrapper agreement only upon termination of the agreement, upon total liquidation of the assets covered by the agreement, or when the market value of the covered assets falls below a certain percentage of their book value.
         Certain terminations of a wrapper agreement, for example when a new wrapper provider is substituted for the original wrapper provider, might not trigger a payment obligation.  Additionally, a wrapper provider's obligation to make payments for Plan withdrawals (as opposed to those directed by Plan participants) may require adjustments to the crediting rate and increases in the Fund's holdings of short term investments, which might adversely affect the return of the Fund.

         If the Fund had to liquidate all of its portfolio assets covered under a wrapper agreement to raise cash to pay redemption proceeds for Fund shares, the wrapper provider may be obligated to pay the Fund all or some of the difference between the market value and book value of the covered assets, if market value is less than the book value.  If, on the other hand, the market value of the liquidated covered assets is greater than the corresponding book value, the Fund may be obligated to pay all or some of the difference to the wrapper provider.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund might not always use all of them. These investments and techniques have risks, although some are designed to help reduce overall investment or market risks. Some investments and investment techniques may be limited from time to time under the terms of a wrapper agreement.

U.S. Treasury Obligations. The Fund can invest in securities issued or guaranteed by the U.S. Treasury. These include Treasury bills (which have maturities of one year or less when issued), Treasury notes (which have maturities of from one to 10 years), and Treasury bonds (which have maturities of more than 10 years). U.S. Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal.  The Fund can also buy U. S. Treasury securities that have been "stripped" of their coupons by a Federal Reserve Bank, zero-coupon U.S.
         Treasury securities described below and Treasury Inflation-Protection Securities ("TIPS").

Derivative Investments.  The Fund can invest in a number of different kinds of "derivative" investments based on
         U.S. Treasury securities. In general terms, a "derivative" investment is an investment contract whose value depends on or is derived from the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund can use may be considered "derivative investments."  In addition to using hedging instruments, the Fund can use other derivative investments because they offer the potential for increased income.

         If the issuer of a derivative does not pay the amount due, the Fund can lose money on the investment.
         Also, the underlying security or investment on which the derivative is based, and the derivative itself, might not perform the way the Manager expected it to. If that happens, the Fund's share prices could fall, and the Fund could get less income than expected or its hedge might be unsuccessful. Certain derivative investments held by the Fund may be illiquid, making it difficulty for the Fund to sell them quickly at an acceptable price.

o        Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices.  These are all referred to as "hedging instruments."  The Fund does not use hedging instruments for speculative purposes, and has limits on its use of them under its investment policies and wrapper agreement.  The Fund is not required to use hedging instruments in seeking its objective.

         The Fund could buy and sell options and futures to try to manage interest rate risks and its portfolio duration.  To the extent hedging instruments reduce fluctuations in the market value of the assets cover by a wrapper agreement, they will also reduce the risk exposure to the wrapper provider under that agreement.

         Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies.  For example, if a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.  In writing a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price.

         If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the income the Fund receives.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of December
31, 2001, including other Oppenheimer funds with more than 5 million shareholder accounts.  The Manager is located at 498 Seventh Avenue, New York, New York 10018.

Portfolio Manager.  The Portfolio Manager of the Fund is John Kowalik.  He has been the person principally responsible for the day-to-day management of the Fund's investments since its inception.  Mr. Kowalik is a Senior Vice President of the Manager (since July 1998) and of HarbourView Asset Management Corporation
         (since April 2000).  He is also an officer and a portfolio manager of other Oppenheimer funds.  Prior to joining the Manager, Mr. Kowalik was formerly a managing director and Senior Portfolio Manager at
         Prudential Investments Global Advisors (from June 1989 - June 1998).

Advisory Fees.  Under the investment advisory agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.  That fee is reduced by the management fees received by the Manager from the underlying funds attributable to the Fund's investments in shares of those underlying funds.  This assures that the
         Manager is not paid twice for managing the same assets, and the management fee paid directly and indirectly by the Fund to the Manager shall not exceed the fee rates listed above.

ABOUT YOUR ACCOUNT

How to Buy Shares

HOW DO YOU BUY SHARES?  You can buy shares several ways, as described below.  The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders.  The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

         Shares of the Fund are offered only to retirement plans that meet criteria set by the Distributor.
Purchases of Fund shares on behalf of participants in retirement plans that invest in the Fund are handled in accordance with the respective Plan's provisions.  Plan participants should contact their Plan administrator to find out how to instruct the Plan to buy shares of the Fund for their account.  It is the responsibility of the
Plan administrator or other Plan service provider to forward purchase instructions to the Fund's Distributor.
The following explanation of how to purchase Fund shares is intended for Plan administrators and Plan service providers.

Buying Shares Through A Dealer.  Retirement plans can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor.  The dealer will place the purchase order with the Distributor on behalf of the Plan.

Buying Shares Through the Distributor.  The Plan administrator or trustee should complete the appropriate
         OppenheimerFunds retirement plan account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as the Plan's agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for your retirement plan.

o        Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum investment is $2,500.  Before sending a wire, call the Distributor's Wire Department at 1.800.525.7048 to notify the Distributor of the wire and to receive further instructions.

o        Buying Shares Through OppenheimerFunds AccountLink.  With AccountLink, you pay for shares by electronic payments through the Automated Clearing House (ACH) system.  You can provide those instructions automatically by telephone instructions using OppenheimerFunds PhoneLink described below.  Please refer to "AccountLink," below for more details.

How Much Must You Invest?  A retirement plan can buy Fund shares with a minimum initial investment of $250 and make subsequent investments with as little as $25.  There are reduced minimum investments under special investment plans.

o        With 403(b) plans and Automatic Exchange Plans, you can make initial and subsequent investments for as little as $25.  You can make additional purchases of at least $25 through AccountLink.
o        Under retirement plans, such as pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250.  Additional purchases may be for as little as $25.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or a Plan can ask
         its dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

At What Price Are Shares Sold?  Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order and sends it to the Distributor.

Net Asset Value.  The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day").  The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some days.  All references to time in this Prospectus mean "New York time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained.

The Offering Price.  To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.  If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer.  If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price.  Otherwise, the order will receive the next offering price that is determined.

-------------------------------------------------------------------------------------------------------------------
What Classes of Shares Does the Fund Offer?  The Fund offers investors five different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.  When you buy shares, be sure to specify the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares, you pay an initial sales charge.  The amount of that sales charge will vary depending on the amount you invest.  The sales charge rates are listed in "How Can You Buy
         Class A Shares?" below.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class B Shares.  If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.  If you sell your shares within five years of buying them, you will normally pay a contingent deferred sales charge.  That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Class C Shares.  If you buy Class C shares, you pay no sales charge at the time of purchase.  If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class C Shares?" below.

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N Shares?" below.

-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Class Y Shares.  Class Y shares are offered only to retirement plans that have special agreements with the
         Distributor.
-------------------------------------------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate investment for your
Plan, the decision as to which class of shares is best suited to your Plan depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much your Plan intends to invest and how long the Plan intends to hold the investment.  The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.  The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment?  While future financial needs cannot be predicted with certainty, knowing how long the Plan expects to hold its investment will assist you in selecting the appropriate class of shares.  Because of the effect of class-based expenses, your choice will also depend on how much the Plan will invest. For example, the reduced sales charges available for larger purchases of
         Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class
         N.  For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

o        Investing for the Shorter Term.  While the Fund is meant to be a long-term investment, if the Plan has a relatively short-term investment horizon (that is, it will hold shares for not more than six years), you should probably consider purchasing Class A or Class C shares on behalf of the Plan rather than Class B shares.  That is because of the effect of the Class B contingent deferred sales charge if shares are redeemed within five years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice
         (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts the Plan sells after holding them one year.

         However, if the Plan intends to invest more than $100,000 for the shorter term, then as the Plan's investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based sales charge on Class C shares will have a greater impact on the Plan's account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for Plans that invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long the Plan intends to hold the shares.  For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of
         Class C shares from a single Plan.

o        Investing for the Longer Term.  If the Plan is investing less than $100,000 for the longer-term, and does not expect to need access to its money for seven years or more, Class B shares may be appropriate.

         Of course, these examples are based on approximations of the effect of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares.  You should analyze your options carefully with your financial advisor before making that choice.

Are There Differences in Account Features That Matter to You?  Some account features may not be available to
         Class B, Class C and Class N shareholders.  Other features may not be advisable because of the effect of the contingent deferred sales charge for Class B, Class C and Class N shareholders.  Therefore, you should carefully review how the Plan will use its investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charges described below and in the Statement of
         Additional Information.  Share certificates are not available for Class A, Class B, Class C, Class N and
         Class Y shares.

How Do Share Classes Affect Payments to Your Broker?  A financial advisor may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares.  The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or in special types of transactions.  To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES?  Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.  However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information.  Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase.  A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession.  The Distributor reserves the right to re-allow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------- ---------------------------- ---------------------------- ----------------------------

                                 Front-End Sales Charge As    Front-End Sales Charge As
                                      a Percentage of        a Percentage of Net Amount    Concession As Percentage
                                      Offering Price                  Invested                 of Offering Price
Amount of Purchase

------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

Less than $100,000                         3.50%                        3.63%                        3.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$100,000 or more but less
than $250,000                              3.00%                        3.09%                        2.50%
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------

$250,000 or more but less
than $500,000                              2.50%                        2.56%                        2.00%
------------------------------- ---------------------------- ---------------------------- ----------------------------

Can You Reduce Class A Sales Charges?  A Plan may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges"
         in the Statement of Additional Information.
Class A Contingent  Deferred  Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the  Oppenheimer  funds by  particular  types of  retirement  plans that were  permitted to purchase such shares prior to March 1, 2001 ("grandfathered  retirement  accounts").  Retirement plans are not permitted to make initial  purchases of Class A shares subject to a contingent  deferred sales charge.
         For grandfathered  retirement  accounts,  the concession is 1.0% of the first $2.5 million,  plus 0.50% of the next $2.5  million,  plus 0.25% of purchases  over $5 million,  calculated  on a calendar  year basis.
         The concession  will not be paid on purchases of shares by exchange or that were  previously  subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18 month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.  That sales charge will be equal to 1.0% of the lesser of:

o        the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o        the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
         Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans.  There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.
         The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES?  Class B shares are sold at net asset value per share without an initial sales charge.  However, if Class B shares are redeemed within five years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since the Plan invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

------------------------------------------------------------ ---------------------------------------------------------

                                                             Contingent Deferred Sales Charge on Redemptions in That
Years Since Beginning of Month in Which Purchase Order was   Year
Accepted                                                     (As % of Amount Subject to Charge)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
0 - 1                                                        4.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
1 - 2                                                        3.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
2 - 3                                                        2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
3 - 4                                                        2.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
4 - 5                                                        1.0%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
5 and following                                              None
------------------------------------------------------------ ---------------------------------------------------------
In the table, a "year" is a 12-month period.  In applying the contingent  deferred sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically convert to Class A shares 72 months after a
         Plan purchases them.  This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below.
         The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed.  When any Class B shares a Plan holds convert, a prorated portion of Class B shares that were acquired by the reinvestment of dividends and distributions on the converted share will also convert to Class A shares.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES?  Class C shares are sold at net asset value per share without an initial sales charge.  However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds.  The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including 403(b) plans)
that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to a 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on Plan participant accounts.  The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the Plan, not by Plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES?  Class Y shares are sold at net asset value per share without sales charge directly to certain employee benefit plans that have special agreements with the Distributor for this purpose.  For example, Massachusetts Mutual Life Insurance Company ("Mass Mutual"), an affiliate of the Manager, may purchase
Class Y shares of the Fund and other Oppenheimer funds (as well as Class Y shares of funds advised by Mass
Mutual) for accounts it sponsors and offers to its customers.

         While Class Y shares are not subject to initial or contingent deferred sales charges or asset-based sales charges, a broker-dealer arranging purchases of Class Y shares for Plan accounts may impose charges on those purchases.  The procedures for buying, selling, exchanging, or transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at in Colorado),
and the special account features available to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class Y shares.  Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the Plan, not by Plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for Class A shares.  It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund.  The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares.  The Fund has adopted Distribution and
         Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts.  Under the Class B and Class
         C plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75%. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and the service fee increases Class N expenses by 0.25% of the net assets per year of the respective class.
         Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a Plan's investment and may cost the Plan more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares.  The Distributor pays the 0.25% service fees to dealers in advance for the first year after the Class B or Class C shares are sold by the dealer.  After the Class
         B or Class C shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor pays the 0.25% service fee on Class N shares to dealers on a quarterly basis beginning in the first quarter after the Class N shares have been sold. The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 2.75% of the purchase price of Class B shares to dealers from its own resources at the time of the sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore
         3.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.  See the
         Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale.  Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price.  The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.25% of the purchase price of Class N shares to dealers from its own resources at the time of sale.

Special Investor Services

ACCOUNTLINK.  You can use our AccountLink feature to link a Plan's Fund account with an account at a U.S. bank or other financial institution.  It must be an Automated Clearing House (ACH) member.  AccountLink lets you:

o        transmit funds electronically to purchase shares by telephone (through a service representative or by
             PhoneLink), or
o        have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to a bank account.  Please call the Transfer Agent for more information.

         You may purchase shares by telephone on behalf of a Plan only after the Plan's account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative, call the
Distributor at 1.800.852.8457.  The purchase payment will be debited from the stated bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer.  After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each fiduciary listed in the registration on the Plan's account as well as to the dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges.  After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all fiduciaries who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special
PhoneLink number, 1.800.533.3310.  If a Plan's participant accounts are maintained by the Plan's recordkeeper, then Plan participants will not be able to access their account information through PhoneLink.  Those participants should contact the Plan's recordkeeper for information about accessing their Plan accounts via telephone.  Plan participants in an OppenheimerFunds-sponsored plan account, including a Pinnacle 401(k) Plan, may call 1.800.411.6971 to access their Plan account information via telephone.

Purchasing Shares.  You may purchase shares on behalf of a Plan in amounts up to $100,000 by phone, by calling
         1.800.533.3310.  You must have established AccountLink privileges to link a bank account with the Fund to pay for these purchases.

Exchanging Shares.  With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from the Plan's Fund account to another OppenheimerFunds account you have already established on behalf of the Plan by calling the special PhoneLink number.

Selling Shares. Plan sponsors of Plans other than OppenheimerFunds-sponsored plans can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to the stated
         AccountLink bank account. Please refer to "How to Sell Shares" below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX?  Requests for certain types of account transactions may be sent to the Transfer Agent by fax (telecopier).  Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE.  You can obtain information about the Fund, as well as Plan account balances, on the OppenheimerFunds Internet website, at www.oppenheimerfunds.com.  Additionally, fiduciaries listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or to obtain account information online, you must first obtain a user I.D. and password on that website.  If you do not want to have Internet account transaction capability for the Plan's account, please call the Transfer Agent at 1.800.525.7048.  At times, the website may be inaccessible or its transaction features may be unavailable.  This website is not available for Plan participant accounts maintained by the Plan's record-keeper.  Those participants should contact their Plan's record-keeper for information about accessing their Plan account information via the Internet.  Plan participants in the OppenheimerFunds-sponsored Pinnacle 401(k) Plan may access their Plan account information by visiting the
OppenheimerFunds Internet website listed above and then following the prompts for Pinnacle Online.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS.  The Fund has several plans that enable a plan to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer
Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE.  If a Plan redeems some or all of its Class A or Class B shares of the Fund, the Plan has up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other
Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that the Plan purchased subject to an initial sales charge and to Class A or Class B shares on which the Plan paid a contingent deferred sales charge when it redeemed them.  This privilege does not apply to Class C and Class N shares.  The individual authorized to negotiate the account on behalf of the Plan must be sure to ask the Distributor for this privilege when sending payment.

RETIREMENT PLANS.  Fund shares are available as an investment solely to participant-directed qualified retirement plans and 403(b) custodial plans.  The Distributor offers a number of different retirement plans that individuals and employers can use to invest in the Fund:

403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important information.

How to Sell Shares

HOW CAN PLAN PARTICIPANTS ARRANGE TO SELL SHARES?  The redemption of Fund shares held in accounts for Plan participants are handled in accordance with the Plan's specific provisions.  Plans may have different provisions with respect to the timing and method of redemptions by Plan participants.  Plan participants should contact their Plan administrator to find out how they can arrange to redeem shares of the Fund.  It is the responsibility of the individual authorized to buy and sell shares on behalf of a Plan to forward instructions for redemption transactions to the Fund's transfer agent.  The information below about selling shares generally applies to Plan sponsors or Plan administrators, and not to individual participants.

HOW CAN PLAN SPONSORS AND ADMINISTRATORS SELL SHARES?  A Plan sponsor or administrator can arrange to take money out of the Plan's account in the Fund by selling (redeeming) some or all of its shares on any regular business day.  A Plan's shares will be sold at the next net asset value calculated after an order is received and accepted by the Transfer Agent.  The Fund offers Plans a number of ways to sell Fund shares: in writing or by telephone. A
Plan can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above.  A Plan administrator who has questions about any of these procedures should please call the Transfer Agent first, at
1.800.525.7048, for assistance.

Redemptions In-Kind.  The Fund reserves the right to honor any requests for redemptions by making payment in whole or in part in portfolio securities and in wrapper agreements, selected solely in the discretion of the Manager.  To the extent that a redemption in-kind includes wrapper agreements, the Fund will assign to the redeeming Plan one or more wrapper agreements issued by the wrapper providers covering the portfolio securities distributed in-kind.  The terms and conditions of wrapper agreements provided to a redeeming Plan will be the same or substantially similar to the terms and conditions of the wrapper agreements held by the Fund.  If the redeeming Plan does not meet the wrapper provider's underwriting requirements, the wrapper provider may reserve the right to terminate the wrapper agreement issued in an in-kind redemption at market value.  Please refer to "Redemptions In-Kind" in the Statement of
         Additional Information for further details.

Certain Requests Require a Signature Guarantee.  To protect the Plan and the Fund from fraud, the following redemption requests must be in writing and must include a guarantee of the signature of the individual authorized to negotiate the Fund account on behalf of the Plan (although there may be other situations also requiring a signature guarantee):

o        The Plan wishes to redeem more than $100,000 and receive a check
o        The redemption check is not payable to the Plan listed on the account statement
o        The redemption check is not sent to the Plan's address of record on the account statement
o        Shares are being transferred to a Fund account with a different owner or name
o        Shares are redeemed by someone other than the owners

Where Can You Have Your Signature Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities,
o        a U.S. national securities exchange, a registered securities association or a clearing agency.

         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

HOW DO YOU SELL SHARES BY MAIL?   Write a letter of instructions that includes:

o        The Plan's name
o        The Fund's name
o        The Plan's Fund account number (from the account statement)
o        The dollar amount or number of shares to be redeemed
o        Any special payment instructions
o        The signatures of all persons authorized to negotiate the account on behalf of the Plan, and
o        Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

------------------------------------------------------------ ---------------------------------------------------------
Use the following address for requests by mail:              Send courier or express mail requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver, Colorado 80217-5270                                  Denver, Colorado 80231
------------------------------------------------------------ ---------------------------------------------------------

HOW DO YOU SELL SHARES BY TELEPHONE?  Plan sponsors and Plan administrators may also sell Plan shares by telephone.  To receive the redemption price calculated on a particular regular business day, all calls must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. Plan sponsors and administrators may not redeem shares held in an
OppenheimerFunds-sponsored retirement plan or under a share certificate by telephone.

o        To redeem shares through a service representative, call 1.800.852.8457
o        To redeem shares automatically on PhoneLink, call 1.800.533.3310

         A Plan may have a check sent to the address on the account statement, or, if the Plan has linked its
Fund account to a bank account on AccountLink, the Plan may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check.  Up to $100,000 may be redeemed by telephone in any seven day period.  The check must be payable to all owners of record of the shares and must be sent to the address on the account statement.  This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when establishing AccountLink.  Normally the ACH transfer to a bank is initiated on the business day after the redemption.  A Plan does not receive dividends on the proceeds of the shares it redeemed while they are waiting to be transferred.

         Plans may also have the Transfer Agent send redemption proceeds of $2,500 or more by Federal Funds wire to a designated commercial bank account.  The bank must be a member of the Federal Reserve wire system.
         There is a $10 fee for each Federal Funds wire.  To place a wire redemption request, call the Transfer
         Agent at 1.800.852.8457.  If you have requested Federal Funds wire privileges for your account, the wire of redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed.  There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds.  No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.  Brokers or dealers may charge for that service.  If the Plan's shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value.  A contingent deferred sales charge is not imposed on:

o        the amount of the Plan's account value represented by an increase in net asset value over the initial purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares redeemed in the special circumstances described in Appendix B to the Statement of Additional
         Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.       shares acquired by reinvestment of dividends and capital gains distributions,
2.       shares held for the holding period that applies to the class, and
3.       shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

WHEN ARE REDEMPTION FEES APPLIED?  A redemption fee of 2% of the redemption proceeds is applied to redemptions of
Fund shares that are:

o        made for reasons other than "benefit responsive withdrawals" by Plan participants, and
o        made on less than 12 months' prior written notice to the Fund.

         The redemption fee applies whether the redemption is made in-kind (described above) or in cash. The redemption fee is paid to the Fund and is intended to compensate the Fund for expenses associated with the redemption of Fund shares.

         A "benefit sensitive withdrawal" is a withdrawal that occurs:

o        due to the Plan participant's death, retirement, disability, separation from service,
o        to fund Plan participant loans, or
o        as another type of "in service" withdrawals made under terms of the Plan.

         The Fund reserves the right to deduct the redemption fee from the redemption proceeds if 15% or more of
Plan assets invested in the Fund are redeemed within five business days, pending a determination by the Fund of whether the redemption fee is applicable.  See the Statement of Additional Information for information about how the redemption fee applies to withdrawals caused by certain events affecting the employer.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.  Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:

o        Shares of the fund selected for exchange must be available for sale in the Plan sponsor's state of organization.
o        The prospectuses of both funds must offer the exchange privilege.
o        The Plan must hold the shares for at least seven days before it can exchange them. After the account is open seven days, the Plan can exchange shares every regular business day.
o        The Plan must meet the minimum purchase requirements for the fund whose shares it purchases by exchange.
o        To be eligible to purchase shares of the Fund, the Plan must restrict Plan participants from exchanging shares of the Fund for any Plan investment option which has a duration of three years or less.
              Alternatively, if any Plan offers an investment option which has a duration of three years or less as an option for purchase by an exchange of this Fund's shares, Plan participants must be required to exchange the Fund shares to other Plan investment options which have a duration in excess of three years for at least 90 days before those shares may be exchanged for shares of any Plan investment option which has a duration of three years or less.
o        Before exchanging into a fund, you must obtain and read its prospectus.

         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds.  For example, a Plan can exchange Class A shares of this Fund only for Class A shares of another fund.  In some cases, sales charges may be imposed on exchange transactions.  Please refer to "How to
Exchange Shares" in the Statement of Additional Information for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.525.7048.  That list can change from time to time.

How Do You Submit Exchange Requests? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds Exchange Request form, signed by the Plan sponsor or Plan administrator.  Send it to the Transfer Agent at the address on the back cover.

Telephone Exchange Requests.  Telephone exchange requests may be made either by calling a service representative at 1.800.852.8457, or by using PhoneLink for automated exchanges by calling 1.800.533.3310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.

Are There Limitations on Exchanges? There are certain exchange policies you should be aware of:
   o   Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.

   o   The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.

   o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide the
       Plan sponsor or Plan administrator notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.

   o   If the Transfer Agent cannot exchange all the shares requested because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one person authorized to negotiate the account, the Fund and the
         Transfer Agent may rely on the instructions of any one such person.  Telephone privileges apply to each person authorized to negotiate the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from such person.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that can perform account transactions for their clients by participating in networking through the
         National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check, or through AccountLink or by
         Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the
         Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared.  That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if the Plan purchases shares by Federal Funds wire or certified check, or arranges with its bank to provide telephone or written assurance to the
         Transfer Agent that the purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $1,000 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.525.7048.  You may notify the Transfer Agent in writing.  Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net investment income each regular business day and pays those dividends to shareholders monthly on a date selected by the Board of
Trustees.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to the Fund from the purchase payment for the shares.

         The amount of those dividends may vary over time, depending on market conditions, the composition of the
Fund's portfolio, and expenses borne by the particular class of shares.  Dividends and distributions paid on
Class A shares and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

         The Fund may declare and pay dividends in amounts that are not equal to the amount of the net investment income it earns.  If the amount of distributions paid exceeds the income earned by the Fund, the excess may be considered a return of capital.  If the income earned by the Fund exceeds the amount of the dividends paid, the
Fund may make an additional distribution of that excess amount.  In an effort to maintain stable net asset values per share if there is an additional distribution made by the Fund, the Board of Trustees may declare a reverse split of the shares of the Fund, effective on the ex-distribution date of the additional distribution. It will be in an amount that will cause the total number of shares held by each shareholder, including shares acquired by reinvesting that distribution, to remain the same as before that distribution was paid.

CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES.  For retirement plan participants using the Fund as an investment option under their Plan, dividends and capital gain distributions from the Fund generally will not be subject to current federal personal income tax, but if they are reinvested in the Fund under the Plan, those dividends and distributions will accumulate on a tax-deferred basis.  In general, retirement plans and, in particular, distributions from retirement plans, are governed by complex federal and state tax rules.  Plan participants should contact their Plan administrator, refer to their Plan's Summary Plan Description, and/or speak to a professional tax advisor regarding the tax consequences of participating in the Plan and making withdrawals from their Plan account.

Returns of Capital Can Occur.  In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment.  You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

                                                                      CLASS A
                                                                      -------------------------------------------------------
                                                                      YEAR ENDED OCTOBER 31,
                                                                      2001                   2000                     1999(1)

-----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $10.00                 $10.00                  $10.00
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .56                    .57                     .05
Net realized and unrealized gain (loss)                                   .02                    .03                      --
                                                           -------------------    -------------------     -------------------
Total income (loss) from investment operations                            .58                    .60                     .05
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.55)                  (.60)                   (.05)
Tax return of capital distribution                                       (.03)                    --                      --
                                                           -------------------    -------------------     -------------------
Total dividends and/or distributions
to shareholders                                                          (.58)                  (.60)                   (.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00                 $10.00                  $10.00
                                                           ===================    ===================     ===================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                     6.00%                  6.18%                   0.55%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                              $50,179                $10,431                    $100
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                     $33,976                 $7,171                    $100
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                   5.39%                  5.55%                   5.75%
Expenses                                                                1.58%                  1.96%                   1.55%
Expenses, net of reduction to excess expenses                           1.14%                  1.51%                   1.12%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%                    89%                      0%

1.  For the period from September 27, 1999 (inception of offering) to October
31, 1999.
2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS    CONTINUED

                                                                       CLASS B
                                                                       -----------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                                       2001                   2000                   1999(1)

----------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $10.00                 $10.00                 $10.00
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .50                    .51                    .05
Net realized and unrealized gain (loss)                                   .02                    .02                     --
                                                           -------------------    -------------------    -------------------
Total income (loss) from investment operations                            .52                    .53                    .05
----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.49)                  (.53)                  (.05)
Tax return of capital distribution                                       (.03)                    --                     --
                                                           -------------------    -------------------    -------------------
Total dividends and/or distributions
to shareholders                                                          (.52)                  (.53)                  (.05)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00                 $10.00                 $10.00
                                                           ===================    ===================    ===================

----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                     5.31%                  5.43%                  0.48%
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $1,777                   $331                     $1
----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 676                    $82                     $1
----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                   4.61%                  4.55%                  5.10%
Expenses                                                                2.34%                  2.71%                  2.25%
Expenses, net of reduction to excess expenses                           1.90%                  2.26%                  1.81%
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%                    89%                     0%

1.  For the period from September 27, 1999 (inception of offering) to October
31, 1999.
2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

 Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS        CONTINUED

                                                                       CLASS C
                                                                       ----------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
                                                                       2001                 2000                    1999(1)

---------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                   $10.00               $10.00                  $10.00
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .51                  .50                     .05
Net realized and unrealized gain (loss)                                   .01                  .03                      --
                                                           -------------------    -----------------     -------------------
Total income (loss) from investment operations                            .52                  .53                     .05
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.49)                (.53)                   (.05)
Tax return of capital distribution                                       (.03)                  --                      --
                                                           -------------------    -----------------     -------------------
Total dividends and/or distributions
to shareholders                                                          (.52)                (.53)                   (.05)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00               $10.00                  $10.00
                                                           ===================    =================     ===================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                     5.31%                5.43%                   0.48%
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $1,845                  $48                      $1
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                       $ 652                  $25                      $1

---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                   4.54%                4.65%                   5.10%
Expenses                                                                2.36%                2.71%                   2.25%
Expenses, net of reduction to excess expenses                           1.92%                2.26%                   1.81%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%                  89%                      0%

1.  For the period from September 27, 1999 (inception of offering) to October
31, 1999.
2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS        CONTINUED

                                                                       CLASS N
                                                                       -------------------
                                                                       PERIOD ENDED
                                                                       OCTOBER 31, 2001(1)

-----------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                   $10.00
----------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                     .38
Net realized and unrealized gain (loss)                                    -- (2)
                                                           -----------------------
Total income (loss) from investment operations                            .38
----------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                     (.36)
Tax return of capital distribution                                       (.02)
                                                           -----------------------
Total dividends and/or distributions
to shareholders                                                          (.38)
----------------------------------------------------------------------------------
Net asset value, end of period                                         $10.00
                                                           =======================

----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                     3.88%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                               $7,311
----------------------------------------------------------------------------------
Average net assets (in thousands)                                      $3,002
----------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                   5.18%
Expenses                                                                1.64%
Expenses, net of reduction to excess expenses                           1.20%
----------------------------------------------------------------------------------
Portfolio turnover rate                                                   36%

1.  For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2.  Less than $0.005 per share.
3.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

  Oppenheimer Capital Preservation Fund

FINANCIAL HIGHLIGHTS        CONTINUED

                                                                          CLASS Y
                                                                          -----------------------------------------------
                                                                          YEAR ENDED OCTOBER 31,
                                                                          2001               2000                 1999(1)

-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                      $10.00             $10.00               $10.00
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                        .58                .59                  .06
Net realized and unrealized gain (loss)                                      .03                .03                   --
                                                                 ----------------    ---------------     ----------------
Total income (loss) from investment operations                               .61                .62                  .06
---------------------------------------------------------------------------------    ------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        (.58)              (.62)                (.06)
Tax return of capital distribution                                          (.03)                --                   --
                                                                 ----------------    ---------------     ----------------
Total dividends and/or distributions
to shareholders                                                             (.61)              (.62)                (.06)
---------------------------------------------------------------------------------    ------------------------------------
Net asset value, end of period                                            $10.00             $10.00               $10.00
                                                                 ================    ===============     ================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                        6.25%              6.43%                0.57%
-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                      $2                 $1                   $1
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                             $2                 $1                   $1
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                                                      5.73%              5.88%                6.19%
Expenses                                                                  43.02%              1.71%                1.15%
Expenses, net of reduction to excess expenses                             42.58%              1.26%                0.72%
Expenses, net of voluntary waiver of transfer agent fees                   1.27%                N/A                  N/A
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                      36%                89%                   0%

1.  For the period from September 27, 1999 (inception of offering) to October
31, 1999.
2.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
Total returns are not annualized for periods of less than one full year.
3.  Annualized for periods of less than one full year.

For More Information on Oppenheimer Capital Preservation Fund
The following additional information about the Fund is available without charge upon request:

Statement of Additional  Information.  This document  includes  additional  information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this Prospectus  (which means it is legally part of this Prospectus).

Annual and Semi-Annual  Reports.  Additional  information about the Fund's investments and performance is available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report includes a discussion of market conditions and investment  strategies that  significantly  affected the Fund's  performance  during its last fiscal year.

-------------------------------------------------------------------------------------------------------------

How to Get More Information

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

You can request the Statement of  Additional  Information,  the Annual and  Semi-Annual  Reports,  the notice explaining the Fund's privacy policy and other information about the Fund or your account:

-------------------------------------------------------------------------------------------------------------
By Telephone:
Call OppenheimerFunds Services toll-free:
1-800-525-7048

By Mail:
Write to:
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217-5270

On the Internet:
You can  send  us a  request  by  e-mail  or read or  download  documents  on the  OppenheimerFunds  website:
www.oppenheimerfunds.com
Information  about the Fund including the Statement of Additional  Information  can be reviewed and copied at the SEC's Public  Reference Room in  Washington,  D.C.  Information on the operation of the Public  Reference
Room may be obtained  by calling the SEC at  1.202.942.8090.  Reports  and other  information  about the Fund are available on the EDGAR  database on the SEC's  Internet  website at  www.sec.gov.  Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address:  publicinfo@sec.gov  or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been  authorized  to provide any  information  about the Fund or to make any  representations  about the
Fund other than what is contained in this  Prospectus.  This Prospectus is not an offer to sell shares of the Fund, nor a solicitation  of an offer to buy shares of the Fund, to any person in any state or other  jurisdiction  where it is unlawful to make such an offer.

The Fund's shares are distributed by:
OppenheimerFunds Distributor, Inc.

The Fund's SEC File No.: 811-8799
PR0755.001.0202  Printed on recycled paper.

                                             Appendix to Prospectus of
                                       Oppenheimer Capital Preservation Fund

         Graphic  Material  included in the  Prospectus of Oppenheimer  Capital  Preservation  Fund:  "Annual Total
Return (Class A) (% as of 12/31 each year)":

         A bar chart will be included in the  Prospectus  of  Oppenheimer  Capital  Preservation  Fund (the "Fund")
depicting  the annual  total  return of a  hypothetical  investment  in Class A shares of the Fund for the calendar year ended 12/31/01,  without deducting sales charges.  Set forth below is the relevant data point that will appear on the bar chart.

Calendar                   Oppenheimer
Year                       Capital Preservation Fund
Ended                      Class A Shares
-----                      --------------

12/31/00                   6.21%
12/31/01                   5.94%